SHARE BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Dec. 31, 2021	Oct. 31, 2021
SUMMARY OF SHARE BASED COMPENSATION EXPENSE

The following table summarizes share-based compensation expense included in the condensed consolidated statements of operations (in thousands):

	Three Months Ended July 31,		Nine Months Ended July 31,
	2022	2021	2022	2021
Research and development	$12	$29	$36	$142
General and administrative	13	31	38	369
Total	$25	$60	$74	$511

The following table summarizes share-based compensation expense included in the consolidated statement of operations by expense category for the years ended October 31, 2021 and 2020 (in thousands):

	Year Ended October 31,
	2021	2020
Research and development	$164	$308
General and administrative	402	583
Total	$566	$891

SUMMARY OF RSU ACTIVITY AND RELATED INFORMATION

A summary of the Company’s RSU activity and related information for the fiscal year ended October 31, 2021 and 2020 is as follows:

	Number of RSU’s	Weighted-Average Grant Date Fair Value
Balance at October 31, 2019	183	$3,809.60
Vested	(110)	4,847.20
Cancelled	(4)	7,904.00
Balance at October 31, 2020	69	$1,945.60
Vested	(69)	1,945.60
Balance at October 31, 2021	-	$-

SUMMARY OF CHANGES IN STOCK OPTION PLAN

A summary of changes in the stock option plan for the nine months ended July 31, 2022 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life In Years	Aggregate Intrinsic Value (in thousands)
Outstanding as of October 31, 2021	11,192	$1,550.26	7.80	$34
Cancelled or expired	(74)	22,200.00
Outstanding as of July 31, 2022	11,118	$1,412.82	7.06	$-
Vested and exercisable at July 31, 2022	7,490	$2,077.20	6.64	$-

A summary of changes in the stock option plan for the years ended October 31, 2021 and 2020 is as follows (in thousands, except share and per share data):

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life In Years	Aggregate Intrinsic Value
Outstanding as of October 31, 2019	7,022	$5,728.92	7.34	$1
Granted	8,073	48.69
Cancelled or expired	(2,426)	2,765.64
Outstanding as of October 31, 2020	12,669	$2,676.78	8.04	$4
Granted	625	31.20
Exercised	(4)	24.00
Cancelled or expired	(2,098)	7,903.21
Outstanding as of October 31, 2021	11,192	$1,550.26	7.8	$34
Vested and exercisable at October 31, 2021	5,744	$2,957.17	6.98	$15

SUMMARY OF OUTSTANDING AND EXERCISABLE OPTIONS

The following table summarizes information about the outstanding and exercisable options at July 31, 2022:

Options Outstanding				Options Exercisable
		Weighted	Weighted		Weighted	Weighted
		Average	Average		Average	Average
Exercise	Number	Remaining	Exercise	Number	Remaining	Exercise
Price Range	Outstanding	Contractual	Price	Exercisable	Contractual	Price
$ 24.00-$50.00	4,241	7.86	$32.53	1,964	7.69	$30.40
$ 50.01-$100.00	4,174	7.74	$53.33	2,824	7.73	$53.58
$ 100.01-20,664.00	2,703	4.75	$5,677.84	2,703	4.75	$5,677.84

The following table summarizes information about the outstanding and exercisable stock options at October 31, 2021:

Options Outstanding					Options Exercisable
		Weighted	Weighted			Weighted	Weighted
		Average	Average			Average	Average
Exercise	Number	Remaining	Exercise	Intrinsic	Number	Remaining	Exercise	Intrinsic
Price Range	Outstanding	Contractual	Price	Value	Exercisable	Contractual	Price	Value
$24.00-$800.00	9,109	8.43	$85.12	$27	3,661	8.23	$112.22	$15
$800.01-$8,000.00	1,133	6.22	$2,323.42	$-	1,133	6.22	$2,323.42	$-
$8000.01-$16,000.00	638	3.47	$12,963.87	$-	638	3.47	$12,963.87	$-
$16,000.01-$22,200.00	312	2.22	$18,178.77	$-	312	2.22	$18,178.77	$-

SCHEDULE OF FAIR VALUE OF OPTIONS GRANTED

The following table provides the weighted average fair value of stock options granted to directors and employees and the related assumptions used in the Black-Scholes model:

	Year Ended
	October 31, 2021	October 31, 2020
Expected term	6 years	5.50-6.50 years
Expected volatility	103.27%	100.27-105.21%
Expected dividends	0%	0%
Risk free interest rate	0.53%	0.36-0.62%

Ayala Pharmaceuticals Inc [Member]
SUMMARY OF CHANGES IN STOCK OPTION PLAN

	Year ended December 31, 2021
			Weighted
			average
		Weighted	remaining
		average	contractual	Aggregate
	Number of	exercise	term	intrinsic
	options	price	(in years)	value

Outstanding at Beginning of Year	695,674	$6.07	7.25	$1,695,276
Granted	295,470	10.99
Exercised	(18,328)	5.50		$55,133
Forfeited	(70,527)	9.78
Expired	(1,500)	5.10
Outstanding, December 31, 2021	900,789	$7.41	7.78	$991,878
Exercisable Options, December 31, 2021	476,303	$5.93	7.12	$1,230,643

SCHEDULE OF FAIR VALUE OF OPTIONS GRANTED
	Year ended
	December 31,
	2021	2020
Expected volatility	80%	80%
Expected dividends	0%	0%
Expected term (in years)	6.34	6.34
Risk free rate	0.50%-1.08%	0.47%-2.03%

SCHEDULE OF STOCK-BASED COMPENSATION
	Year ended	Year ended
	December 31,	December 31,
	2021	2020
Research and Development	$1,097	$509
General and Administrative	1,587	1,060
Total Stock-Based Compensation	$2,684	$1,569

SCHEDULE OF SUMMARIZES INFORMATION RELATING TO RESTRICTED SHARES

	Year ended	Year ended
	December 31,	December 31,
	2021	2020
Outstanding at beginning of Year	101,929	65,847
Granted	71,253	58,651
Forfeited	—	(3,907)
Vested	(48,834)	(18,662)
Outstanding at end of Year	124,348	101,929